UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2017 to July 31, 2017

Commission File Number of issuing entity:	333-181552-01

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-13928

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB8 1.200% Covered Bonds Due 2017	☐	☐	√
Series CB13 2.000% Covered Bonds Due 2018	☐	☐	√
Series CB17 2.200% Covered Bonds Due 2019	☐	☐	√
Series CB18 1.875% Covered Bonds Due 2020	☐	☐	√
Series CB24 Floating Rate Covered Bonds Due 2018	☐	☐	√
Series CB26 2.100% Covered Bonds Due 2020	☐	☐	√
Series CB31 2.300% Covered Bonds Due 2021	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

EXPLANATORY NOTE

This Form 10-D/A amends and supersedes in its entirety the Form 10-D and Exhibit 99.1 previously filed on August 15, 2017. The following information in Exhibit 99.1 has been updated: a data error was corrected with respect to certain of the indexed LTV tables wherein data used to compile the indexed LTV tables previously filed did not reflect the use of the most recent housing price indexes. All other amounts in Exhibit 99.1 remain unchanged.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
July 20, 2017	GBP 616,000.00	Interest	CB 23
July 21, 2017	EUR 4,617,340.00	Interest	CB 22
July 24, 2017	USD 1,836,645.42	Interest	CB 24

PART II – OTHER INFORMATION

Item 9. Exhibits.

99.1          Monthly Investor Report for July 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	August 24, 2017	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ Boris Kogut
(Signature) Boris Kogut Managing Director, Head of Asset Securitization